Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 16 – Subsequent Events

Subsequent to December 31, 2025, the Company had the following transactions:

Manufacturing and R&D Advisory Agreement and Common Stock Issuance

Overview

On February 1, 2026 the Company entered into a Manufacturing and R&D Advisory Agreement (the “Advisory Agreement”) with a nonemployee advisor possessing extensive experience in global technology manufacturing. The Advisory Agreement engages the advisor in a nonexecutive, advisory capacity to provide strategic counsel and technical guidance in support of the development, advancement, and commercialization of the Company’s artificial intelligence robotic technologies. The advisor does not have authority to act for or bind the Company in any manner, and the Advisory Agreement does not create an employment relationship, partnership, joint venture, or fiduciary obligation between the parties.

The Advisory Agreement has no fixed term and may be terminated by either party upon 30 days’ prior written notice, with or without cause. All intellectual property developed through the collaboration is the sole and exclusive property of the Company.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Compensation

Onboarding Equity Bonus

Upon execution of the Advisory Agreement, the Company issued 2,000,000 shares of common stock to the advisor as a one-time onboarding equity bonus. The shares vested immediately upon issuance with no service or performance conditions.

In accordance with ASC 718, Compensation—Stock Compensation, the Company measured the fair value of the shares at the closing price of the Company’s common stock on the grant date of $0.042 per share, resulting in stock-based compensation expense of $84,000, which was recognized in full on February 1, 2026.

Performance-Based Stock Warrants

The Advisory Agreement provides for the issuance of cashless-exercise stock warrants as performance-based incentive compensation, contingent upon the achievement of specified milestones. Each warrant, if and when earned, entitles the advisor to acquire one share of the Company’s common stock at an exercise price of $0.10 per share, has a term of five years from the date of issuance, and is exercisable solely on a cashless basis. The warrants contain standard anti-dilution adjustments for stock splits, reverse stock splits, stock dividends, recapitalizations, and similar corporate transactions.

The performance-based warrants fall into two categories:

Product Commercialization Milestones. The advisor is eligible to receive warrants upon the successful commercialization of new product SKUs developed under the Company’s development and manufacturing models, as summarized in the following table:

Product Launch Type	Warrants per SKU	Exercise Price
JDM/ODM SKU	1,000,000	$0.10
CM SKU	500,000	$0.10

Commercialization is defined as having commenced commercial launch with confirmed production. The number of warrants issuable under this category is not subject to a maximum cap and is dependent on the number of SKUs successfully commercialized.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Revenue-Based Earn-Out Milestones. The advisor is eligible to earn warrants upon the Company’s achievement of specified trailing twelve-month (“TTM”) revenue thresholds, as summarized in the following table:

TTM Revenue Milestone	Cumulative Warrants Earned	Exercise Price
$50,000,000	10,000,000	$0.10
$100,000,000	20,000,000	$0.10
$150,000,000	30,000,000	$0.10
$200,000,000	40,000,000	$0.10
$250,000,000	50,000,000	$0.10
$300,000,000	60,000,000	$0.10
$350,000,000	70,000,000	$0.10
$400,000,000	80,000,000	$0.10
$450,000,000	90,000,000	$0.10
$500,000,000	100,000,000	$0.10

The warrants earned at each revenue milestone are cumulative, such that achievement of a higher milestone does not result in additional warrants beyond the cumulative total indicated. The maximum number of warrants issuable under the revenue-based milestones is 100,000,000.

Accounting Treatment

The Company accounts for the performance-based warrants in accordance with ASC 718, which, following the adoption of ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, requires that share-based payment transactions with nonemployees be measured and recognized using substantially the same framework as employee awards.

The performance-based warrants are subject to performance conditions under ASC 718-10-25. Compensation expense for performance-condition awards is recognized when, and to the extent that, it is probable that the performance condition will be achieved. As of the grant date and through the current reporting period, the Company has assessed the probability of achieving any of the product commercialization milestones or revenue-based earn-out milestones to be zero. Accordingly, no compensation expense has been recognized with respect to the performance-based warrants, and no warrants have been issued or are outstanding under these provisions.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

The Company will reassess the probability of achieving each performance milestone at the end of each reporting period. If and when achievement of a milestone becomes probable, the Company will recognize a cumulative catch-up adjustment for compensation expense based on the grant date fair value of the applicable warrants, with the remaining unrecognized expense recognized over the estimated remaining service period through the expected milestone achievement date.

Warrant Classification

The Company evaluated the classification of the performance-based warrants under ASC 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity, and ASC 480, Distinguishing Liabilities from Equity. The Company concluded that the warrants are indexed to the Company’s own stock and meet the conditions for equity classification under ASC 815-40-25.

The cashless exercise feature results in a fixed-for-fixed settlement in the Company’s own shares, and the anti-dilution provisions are limited to standard adjustments that do not preclude equity classification. Accordingly, the warrants, if and when issued, will be classified within stockholders’ equity.

Potential Dilution

In connection with the Advisory Agreement, 2,000,000 shares of common stock were issued on February 1, 2026 as the onboarding equity bonus. No performance-based warrants have been earned or issued. If all performance milestones were to be achieved, including the maximum revenue-based earn-out, the advisor would be eligible to receive warrants to purchase up to 100,000,000 shares under the revenue milestones, plus additional warrants for each product SKU successfully commercialized (1,000,000 per JDM/ODM SKU and 500,000 per CM SKU), with no cap on the number of eligible SKUs. The issuance of common stock and any future warrant exercises may have a dilutive effect on earnings per share in subsequent periods.

Convertible Note Payable

On January 10, 2026, the Company entered into a Securities Purchase Agreement with a material lender and issued a senior secured convertible note with a principal amount of $1,175,000 for net proceeds of $998,750, reflecting an original issue discount of $176,250. The note bears interest at 15% per annum (24% upon default), matures on January 10, 2027, and is secured by a first-priority lien on substantially all assets of the Company. The interest rate decreases to 5% per annum during periods when the Company’s common stock is listed for trading on a national securities exchange. The original issue discount increases by 3% of the total outstanding balance on each anniversary of the issuance date until the note is no longer outstanding.

The note is convertible into shares of the Company’s common stock at the lower of (i) a fixed conversion price of $0.033 per share or (ii) 80% of the lowest volume-weighted average price during the five trading days prior to conversion. Because the conversion price contains a variable component that can result in settlement in a variable number of shares, the Company determined that the embedded conversion feature requires bifurcation from the host debt instrument as a derivative liability.

At the issuance date, the Company measured the bifurcated conversion feature at a fair value of $1,238,092. The resulting debt discount, together with the original issue discount of $176,250, was limited to the face amount of the note of $1,175,000. The excess of the aggregate discount over the face amount of the note of $63,092 was recognized as a charge to derivative expense. The aggregate debt discount of $1,175,000 is being amortized to interest expense over the one-year term of the note using the effective interest method.

Note 16 - Subsequent Events

Subsequent to June 30, 2025, the Company had the following transactions:

Acquisition of Hotel Operations - Victorville Treasure Holdings, LLC — Business Combination

Overview and Date of Acquisition

On August 27, 2025, the Company completed the acquisition of Victorville Treasure Holdings, LLC (“Victorville”), a California limited liability company that owns and operates a 155-room hotel located at 15494 Palmdale Road, Victorville, California (the “Property”).

The transaction was executed pursuant to a Share Exchange Agreement (the “Agreement”) among the Company, SBZ Investment Industry Inc., and the individual equity holders of Victorville (collectively, the “Sellers”). Following the closing, Victorville became a wholly owned subsidiary of the Company.

Primary Reasons for the Acquisition

The acquisition is expected to strengthen and expand the Company’s hotel operations platform, create access to franchise-branding opportunities following renovations, and generate operating synergies at the Property. The goodwill expected to be recognized will primarily reflect anticipated synergies and the assembled workforce, none of which qualify as separately recognizable intangible assets.

Consideration Transferred

The aggregate purchase price was approximately $39.0 million (the “Purchase Price”) (excluding contingent consideration of $7.13 million), satisfied by the issuance of 216,667 shares of the Company’s Series C Convertible Preferred Stock (the “Exchange Shares”), each convertible into 6,000 shares of common stock.

In accordance with the Agreement, 15% of the Exchange Shares were placed in escrow for 18 months to satisfy potential indemnification obligations.

The Agreement also provides for the issuance of up to 41,667 additional shares of Series C Convertible Preferred Stock (the “Earnout Shares”) contingent upon achievement of the following post-closing milestones on or before December 31, 2027:

1.	Completion and buildout of a gym facility;
2.	Enrollment of at least 50 active gym members;
3.	Completion of renovations necessary to satisfy franchise rebranding requirements; and
4.	Operation of the Property under a major franchise brand for at least 30 consecutive days.

The Purchase Price was subject to adjustment if, as of the Closing Date, the 30-day volume-weighted average price (VWAP) of the Company’s common stock was less than $0.02 per share. No such adjustment was required. On the closing date the closing common stock price was $0.03/share.

Accounting for Contingent and Variable Consideration

●	The Earnout represents contingent consideration and will be measured at fair value on the acquisition date and subsequently remeasured at fair value, with changes recognized in earnings each period until settlement.
●	The VWAP adjustment represents variable consideration related to the equity consideration issued and is measured at fair value on the acquisition date; subsequent accounting will depend on its classification under applicable guidance.
●	The indemnification escrow does not affect total consideration transferred at the acquisition date unless and until amounts are forfeited or returned under the indemnification provisions.

Preliminary Purchase Price Allocation

The acquisition has been accounted for as a business combination under ASC 805, Business Combinations. The Company has not yet completed the identification and measurement of the fair values of the assets acquired and liabilities assumed, including the valuation of identifiable intangible assets (such as franchise rights, trade names, customer relationships or loyalty programs, and favorable or unfavorable contracts) and the determination of related deferred taxes.

Management is performing its preliminary assessment, including the identification and measurement of goodwill and other intangible assets. Because these analyses are ongoing, the amounts assigned to goodwill, intangible assets, and deferred taxes are considered provisional.

In accordance with ASC 805, this preliminary allocation will be finalized within the measurement period, which extends up to one year from the acquisition date. The Company will update these estimates in future filings as additional information becomes available and the independent valuation analysis is completed.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Tax Deductibility of Goodwill

The Company is currently evaluating whether any recognized goodwill will be deductible for income tax purposes. This disclosure will be updated upon finalization of the purchase accounting.

Measurement Period

The Company expects to finalize the purchase price allocation no later than August 27, 2026. During this period, provisional amounts may be adjusted retrospectively if new information becomes available about facts and circumstances that existed at the acquisition date.

Acquisition-Related Costs

The Company incurred an insignificant amount of transaction costs related to the acquisition. Such costs were expensed as incurred and are included in general and administrative expenses in the consolidated statements of operations.

Acquisition of Hotel Operations – Rancho Mirage Hilton LLC — Business Combination

Overview and Date of Acquisition

On September 30, 2025, the Company completed the acquisition of Rancho Mirage Hilton LLC (“Rancho Mirage Hilton”), a Delaware limited liability company that owns and operates the Hilton Garden Inn Palm Springs – Rancho Mirage, a 120-room hotel located at 71700 Highway 111, Rancho Mirage, California (the “Property”).

The transaction was effected pursuant to a Membership Interest Purchase Agreement (the “Purchase Agreement”) among the Company, the selling members of Rancho Mirage Hilton, and certain related parties. Upon closing, Rancho Mirage Hilton became a wholly owned subsidiary of the Company.

Primary Reasons for the Acquisition

The acquisition aligns with the Company’s strategy to expand its owned hotel portfolio and operating platform within key California markets. Management expects the Property to provide recurring revenue, economies of scale with existing hotel operations, and future franchise-branding opportunities following targeted capital improvements. Any goodwill recognized will primarily reflect anticipated operating synergies, assembled workforce, and other benefits that do not meet the criteria for separate recognition as identifiable intangible assets.

Consideration Transferred

The aggregate purchase price was approximately $24.0 million, satisfied primarily through the issuance of 133,333 shares of the Company’s Series C Convertible Preferred Stock (the “Exchange Shares”), each convertible into 6,000 shares of common stock.

Under the Purchase Agreement, 10% of the Exchange Shares were placed in escrow for 12 months to satisfy potential indemnification obligations.

In addition, the sellers are eligible to receive up to 25,000 additional shares of Series C Convertible Preferred Stock (the “Earn-Out Shares”) contingent upon achievement of specified post-closing milestones, including:

1.	Completion of planned property renovations and upgrades;
2.	Execution of a Hilton-brand franchise renewal agreement; and
3.	Achievement of defined operating income thresholds for any fiscal year ending on or before December 31, 2027.

The purchase price was not subject to any adjustment for fluctuations in the Company’s common stock VWAP as of the closing date.

Accounting for Contingent and Variable Consideration

●	The Earn-Out Shares represent contingent consideration and will be measured at fair value on the acquisition date and subsequently remeasured at fair value, with changes recognized in earnings until settlement.
●	The escrowed shares do not affect the total consideration transferred at the acquisition date unless and until amounts are forfeited or returned under indemnification provisions.
●	No additional contingent or variable purchase price mechanisms were included in the Purchase Agreement.

Preliminary Purchase Price Allocation

The acquisition has been accounted for as a business combination under ASC 805, Business Combinations. The Company is finalizing the identification and measurement of the fair values of assets acquired and liabilities assumed, including:

●	Property, plant and equipment;
●	Identifiable intangible assets (such as franchise rights, trade name, customer relationships, and any favorable/unfavorable contracts); and
●	Related deferred tax balances.

As these analyses are ongoing, the amounts assigned to goodwill, intangible assets, and deferred taxes are considered provisional. In accordance with ASC 805, this preliminary allocation will be finalized within one year of the acquisition date. Updates will be reflected in future filings as additional valuation information becomes available.

Tax Deductibility of Goodwill

The Company is evaluating whether any goodwill arising from the acquisition will be deductible for income tax purposes. This determination will be finalized upon completion of the purchase accounting process.

Measurement Period

The Company expects to finalize the purchase price allocation no later than September 30, 2026. During this measurement period, provisional amounts may be adjusted retrospectively if new information becomes available about facts and circumstances existing as of the acquisition date.

Acquisition-Related Costs

Transaction-related professional fees and other acquisition costs were not material and were expensed as incurred, included within general and administrative expenses in the consolidated statements of operations.